Share Capital (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Amount	$ 18,775,628	$ 17,620,625
Issued for PXP Loan, net of costs (i), shares	131,563,725
Issued for PXP Loan, net of costs (i), amount	$ 1,155,003
Common Shares
Statement [Line Items]
Number of shares	992,646,096	861,082,371	861,082,371
Amount	$ 18,775,628	$ 17,620,625	$ 17,620,625
Issued for PXP Loan, net of costs (i), shares	131,563,725
Issued for PXP Loan, net of costs (i), amount	$ 1,155,003